Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ₽	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / ₽	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / £	Dec. 31, 2018 $ / ₽
Sensitivity analysis
Shareholders' equity at historical exchange rate		$ 113,958				$ 128,281				$ 126,953
Currency translation adjustment before net investment hedge		(10,279)				(11,501)				(11,321)
Net investment hedge - open instruments		23				(2)				8
Shareholders' equity at exchange rate as of the end of the period		103,702				116,778				115,640
Foreign exchange risk
Sensitivity analysis
Exchange rates			0.81	0.73	74.54		0.89	0.76	62.27		0.87	0.78	69.62
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)	10.00%
Reasonably possible decrease in risk assumption (as a percent)	(10.00%)
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate		28,893				37,687				41,518
Currency translation adjustment before net investment hedge		(2,448)				(4,443)				(3,706)
Net investment hedge - open instruments		23				(2)				8
Shareholders' equity at exchange rate as of the end of the period		26,468				33,241				37,820
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity		2,647
Impact of an increase in exchange rates on net income (Group share)		(189)
Impact of a decrease in exchange rates on shareholders' equity		(2,647)
Impact of a decrease in exchange rates on net income (Group share)		189
U.S. Dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate		60,613				66,005				59,125
Shareholders' equity at exchange rate as of the end of the period		60,613				66,005				59,125
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate		4,494				5,635				9,077
Currency translation adjustment before net investment hedge		(1,726)				(1,830)				(1,960)
Shareholders' equity at exchange rate as of the end of the period		2,768				3,805				7,117
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity		277
Impact of an increase in exchange rates on net income (Group share)		(64)
Impact of a decrease in exchange rates on shareholders' equity		(277)
Impact of a decrease in exchange rates on net income (Group share)		64
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate		9,913				9,900				8,248
Currency translation adjustment before net investment hedge		(4,253)				(3,355)				(3,892)
Shareholders' equity at exchange rate as of the end of the period		5,660				6,545				4,356
Ruble | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity		566
Impact of an increase in exchange rates on net income (Group share)		29
Impact of a decrease in exchange rates on shareholders' equity		(566)
Impact of a decrease in exchange rates on net income (Group share)		(29)
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate		10,045				9,054				8,985
Currency translation adjustment before net investment hedge		(1,852)				(1,873)				(1,763)
Shareholders' equity at exchange rate as of the end of the period		$ 8,193				$ 7,182				$ 7,222